Stock-Based Compensation - Summary of Certain Stock Option Activity (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Fair value of options vested	$ 33	$ 41	$ 49
Intrinsic value of options exercised	171	144	143
Cash received from options exercised	408	489	362
Tax benefit realized from options exercised	$ 66	$ 56	$ 75